Principal Funds, Inc. 711 High Street, Des Moines, IA 50392 515 247 5111 tel
October 31, 2019
Ms. Alison White
Counsel
Division of Investment Management
Securities and Exchange Commission
100 F Street, NE
Washington D.C. 20549

Re:	Principal Funds, Inc.
Post-Effective Amendment No. 265 to the Registration Statement on Form N-1A
File Nos. 033-59474, 811-07572
Dear Ms. White,
Principal Funds, Inc. (the “Registrant”) is filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), with the Securities and Exchange Commission (the “Commission”) a post-effective amendment to the Registrant’s registration statement on Form N-1A under the 1933 Act and the Investment Company Act of 1940 (the “Amendment”).
The Amendment to the Registrant’s registration statement is being filed as an annual update for the Registrant’s series with an August 31 fiscal year end.
In the Amendment, the Registrant updated certain calendar year end information, including fund and index performance information. Certain disclosures have also been updated to include supplements and other changes over the year, as well as to make changes related to Staff comments to the Registrant’s other filings. The Registrant will update various information in a subsequent filing pursuant to Rule 485(b) under the 1933 Act, including for example, expense information, financial highlights, incorporation by reference of information from the annual report, 5% and 25% ownership information, and market capitalization data.
The Amendment consists of the following: (1) facing page; (2) Part A (a prospectus for Classes A, C, J, Institutional, R-1, R-2, R-3, R-4, R-5, R-6, and S shares); (3) Part B (a Statement of Additional Information that includes each of the Registrant’s series with an August 31 fiscal year end in the share classes listed); (4) Part C; and (5) signature pages. The Amendment is not being filed to update or amend the prospectuses or statement of additional information for the Registrant’s series with an October 31 fiscal year end.
If you have questions or comments, please call me at 515-247-5419.
Sincerely,
/s/ Laura B. Latham
Laura B. Latham
Assistant Counsel and Assistant Secretary, Registrant
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